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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               --------------

Check here if Amendment [ ]; Amendment Number:
                                                ----------------
         This Amendment (Check only one.):  [ ]   is a restatement.
                                            [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Chatterjee Management Company (a)
Address:    888 Seventh Avenue
            New York, NY 10106

Form 13F File Number:  028-07216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John Flanagan
Title:      Chief Financial Officer
Phone:      212-333-9888

Signature, Place, and Date of Signing:

/s/ John Flanagan              New York, New York              May 15, 2003
------------------             ------------------              ------------
[Signature]                    [City, State]                   [Date]

(a) Dr. Purnendu Chatterjee is the sole shareholder of Chatterjee Management Company.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                         0
                                                     -------

Form 13F Information Table Entry Total:                    7
                                                     -------

Form 13F Information Table Value Total:              $33,372
                                                     -------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            NONE

                                                   Chatterjee Management Company
                                                    Form 13F Information Table
                                                   Quarter Ended March 31, 2003



                       Title                Value                                   Investment Discretion
                       of                    (x           Shrs or      SH/   Put/          Shared               Voting Authority
Name of Issuer         Class   CUSIP       $1000)         prn amt      PRN   Call   Sole   Instr. V   None   Sole    Shared     None

------------------------------------------------------------------------------------------------------------------------------------
CCC INFORMATION SVCS
GROUP INC              COM     12487Q109   $   19,601     1,211,419    SH            X                        X
------------------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH INC      COM     22674V100   $      848       975,051    SH            X                        X
------------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC         COM     46114T102   $       60        32,748    SH            X                        X
------------------------------------------------------------------------------------------------------------------------------------
PRIMUS TELECOMMUNI-
CATIONS GRP            COM     741929103   $    3,058     1,402,963    SH            X                        X
------------------------------------------------------------------------------------------------------------------------------------
RCN CORP               COM     749361101   $       36        49,956    SH            X                        X
------------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC          COM     816288104   $      894       304,014    SH            X                        X
------------------------------------------------------------------------------------------------------------------------------------
SYBASE INC             COM     871130100   $    8,875       685,310    SH            X                        X
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY: 7 DATA RECORDS                    $   33,372    0 OTHER MANAGERS ON
                                                         WHOSE BEHALF REPORT
                                                         IS FILED